Convertible Note Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable	Convertible note payable consist of the following as of December 31, 2017:
Amount
YA II PN, Ltd. Advisors Global, LP	$1,750,000
Less debt discount	(1,555,556)
Convertible note payable, net	$194,444

Schedule of Principal Payment of Long-term Debt	The following table presents scheduled principal payments on our long-term debt as of December 31, 2017:
Years ending December 31,	Amount
2018	$1,250,000
2019	500,000
Total	$1,750,000